                            SEMI-ANNUAL REPORT
----------------------------------------------
                                April 30, 1997

           NEUBERGER&BERMAN
           INCOME TRUST -Registered Trademark-

   NEUBERGER&BERMAN
           ULTRA SHORT BOND TRUST

   NEUBERGER&BERMAN
           LIMITED MATURITY BOND TRUST

TABLE OF CONTENTS

    THE TRUSTS
    PRESIDENT'S LETTER                       A-4
    PERFORMANCE HIGHLIGHTS                   B-1
    FINANCIAL STATEMENTS                     B-2
    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Ultra Short Bond Trust                       B-9
Limited Maturity Bond Trust                 B-10

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Ultra Short Bond Portfolio                  B-12
Limited Maturity Bond Portfolio             B-15

    FINANCIAL STATEMENTS                    B-22

    FINANCIAL HIGHLIGHTS                    B-29

    OTHER INFORMATION
Directory/Officers and Trustees              C-1

PRESIDENT'S LETTER                                                 June 20, 1997

Dear Shareholder,
  Let me begin with a brief "state of the bond market" address. Fixed income market performance continues to reflect inflationary concerns. I will say, however, that on an absolute and "real rate of return" basis (the spread between bond yields and inflation), we believe bonds are more fundamentally attractive today than in recent years. For example, with virtually no change in the rate of inflation, bond yields in the one through 10-year maturity range as of April 30, 1997, are now 140-290 basis points (1.4%-2.9%) higher than their 1993 lows. In addition, we currently enjoy a favorable political and economic backdrop for bonds. We have a diligent inflation-fighting Federal Reserve, and Congress and the Clinton Administration appear committed to a balanced budget deal. Thanks to a healthy economy and improved corporate balance sheets, credit quality is excellent. In recent years, bond returns have been overshadowed by the strong performance of the stock market. This may or may not continue. The relevant issue for us is that based on their own fundamental merits, we find that bonds currently provide an appealing investment opportunity.
  Also, permit me a few words on our investment discipline. There are three basic ways we attempt to add value to the fixed income investment process. The first is by active trend following maturity/duration management. We monitor weighted average portfolio maturity in money market funds, and the weighted average portfolio duration -- a measure of interest rate sensitivity -- in our other income funds. This is a long handle for a simple and straightforward strategy. When interest rates decline, we lengthen maturity/duration to enhance the portfolios' yield. When interest rates rise, we shorten maturity/duration to minimize price erosion (longer maturity/duration bonds generally decline more than shorter maturity/duration bonds as interest rates move higher). We use a number of quantitative models to determine changes in interest rate trends and adjust our portfolios' average maturity/ duration accordingly.
  Secondly, we identify those sectors within the broad fixed income market that we believe offer the best risk adjusted return potential. For example, if we believe the difference in yields between high credit quality corporate bonds and Treasury securities are fundamentally unjustified, we will favor corporates as investments for the appropriate portfolios. If we believe mortgage securities are attractively priced, we will increase our exposure to this sector. We will focus on asset-backed securities (bonds collateralized by specific assets), if we think they offer value and opportunity.
  Finally, it bears noting that the bond market is not homogeneous. We analyze issuers' management quality, products and product cycles, balance sheets and income statements in much the same way an equity analyst would. Our goal is to find bonds with realistic prospects for credit upgrades and perhaps more importantly, identify and avoid those that may not deserve their current credit quality rankings.
  Now, let's review what transpired in the credit markets since we last wrote to you at the end of October 1996. After a bumpy ride, bond yields of most maturities finished the six-month period ended April 30, 1997, just about where they started at the beginning of that period. The bond rally, which began in mid-summer 1996, extended through mid-December when Federal Reserve Chairman Alan Greenspan issued his now famous warning about the potential consequences of the "irrational exuberance" of the financial markets. Equity investors shrugged off this warning, waiting for Greenspan to raise the Federal Funds Rate 25 basis points in March before a modest and short-lived stock market retreat. Fixed income investors took it quite seriously and bonds trended lower in price until early April, when new economic data calmed inflationary fears.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              3-MONTH T-BILL   30-YR. TREASURY   12-22 YR. MUNICIPAL BOND INDEX
11/1/96                                  5.16              6.68                            5.189
11/8/96                                  5.18              6.51                            5.136
11/15/96                                 5.14              6.46                            5.132
11/22/96                                 5.16              6.44                            5.087
11/29/96                                 5.13              6.35                            5.024
12/6/96                                  5.02              6.51                            5.149
12/13/96                                 4.92              6.57                            5.181
12/20/96                                 5.02              6.61                            5.177
12/27/96                                 5.09              6.56                            5.136
1/3/97                                   5.16              6.73                             5.55
1/10/97                                  5.16              6.84                            5.639
1/17/97                                  5.15              6.82                            5.611
1/24/97                                  5.16              6.89                            5.622
1/31/97                                  5.15              6.79                            5.576
2/7/97                                   5.12               6.7                            5.482
2/14/97                                  5.08              6.52                            5.363
2/21/97                                  5.08              6.64                            5.425
2/28/97                                  5.22               6.8                            5.543
3/7/97                                   5.21              6.81                            5.586
3/14/97                                  5.23              6.94                            5.641
3/21/97                                   5.4              6.97                            5.673
3/28/97                                  5.36              7.09                            5.772
4/4/97                                   5.27              7.12                            5.839
4/11/97                                  5.28              7.17                            5.873
4/18/97                                  5.28              7.05                            5.815
4/26/97                                   5.3              7.14                            5.829
(Total Returns in Percent-
age)

SOURCE: BLOOMBERG FINANCIAL MARKETS FOR 30-YEAR TREASURY BOND AND
3-MONTH TREASURY BILLS; MERRILL LYNCH 12-22 YEAR MUNICIPAL BOND INDEX.

  We kept average portfolio maturities/durations relatively long, to take advantage of declining interest rates through mid-December. As a defensive measure, we then shortened durations as rates trended higher through March. In early April, we modestly extended durations as rates declined from their peaks.
  Our sector allocation favoring asset-backed, mortgage-backed, and corporate bonds worked to our advantage as all these sectors outperformed Treasuries. Our commitment to the mortgage sector demonstrates our opportunistic sector allocation approach. Mortgage securities seem to attract manic depressives who alternate between euphoria over the attractive yields offered by this sector and despair over the prospects that prepayment of mortgages will lower the returns on their investment. These extreme mood swings present opportunities for value-oriented investors like ourselves. When others were abandoning this sector as interest rates fell in the second half of 1996 (when interest rates decline, mortgages tend to be pre-paid), we were scooping up bargains. As we anticipated, fears of increased prepayments were overblown, and the yield advantage of mortgage securities bolstered our returns.
  To summarize, our experience tells us market timers end up with speculators' results or worse. So, we won't forecast where the bond market is heading over the next six months. We do believe bonds are fundamentally attractive at current levels. In general, the strategies we have employed over the last six months have been productive. The following commentary provides greater detail on how these strategies have been implemented in each of our funds.

    ULTRA SHORT BOND TRUST With a maximum average portfolio duration of 2 years, Ultra Short Bond Trust can move farther out on the yield curve than a money market fund. The weighted average portfolio duration was 1.49 years on November 1, 1996, peaked at 1.72 years in mid-December, and as of April 30, 1997, was
1.62 years. Currently, we are somewhat concentrated in bonds with durations in the 2-3 year range (46% of the portfolio), the "pocket" we believe offers the most value at this time.
  Our asset-backed securities performed well despite some hysteria generated in this sector by increasing consumer debt levels and credit card delinquency rates. Here, our commitment to high-quality collateral paid off as we invested in capital equipment and auto loans and avoided the problematic credit card issuers. We are maintaining our 19% weighting in asset-backed securities because investors' over-reaction to perceived risk in this sector has resulted in yields we believe are very attractive.
  The mortgage sector also treated us well over the last six months. We bought Agency bonds only (mortgage pools of U.S. Government agencies including Fannie Mae, Freddie Mac and Ginnie Mae), so there is minimal credit risk. Exaggerated fears of pre-payment risk when interest rates were declining in the fall, presented an opportunity to lock in what we perceived to be very attractive yields in this sector.
  In the corporate debt arena, we have been buying bonds issued by leading stock brokerage/asset management companies like Merrill Lynch and Lehman Brothers. In the bad old days, much of a stock brokerage firm's cash flow came from trading firm accounts and transaction-driven commissions. When interest rates rose -- often with negative consequences for the stock market, and in-house and retail trading activity -- brokerage firms' balance sheets and bonds suffered. With fee-based asset management now a much bigger part of these companies' business, cash flow and earnings are more stable and balance sheets are much less dependent on a healthy stock market. In our opinion, the bond market hasn't yet factored in the improving credit quality of these issuers, and these securities are undervalued.

    LIMITED MATURITY BOND TRUST During the six month period ended April 30, 1997, our duration management strategy kept us busy as interest rates fell during November and early December, climbed through late March, and finally moderated in April. We reacted as soon as our models indicated an established trend -- extending average duration, shortening, and extending once again. Average duration peaked at 2.25 years, troughed at 1.90 years, and ended the reporting period at 1.90 years. By making the trend our friend rather than gambling on interest rate forecasts, we avoided the pitfalls that result from speculating on the direction of interest rates.
  Our ability to invest up to 10% of the portfolio in below investment grade corporate bonds (no lower than single B rated), continued to pay off as this group out-performed investment grade corporates and Treasuries. We remain attracted to the high yield sector. In the robust economic climate we currently enjoy, credit risk is reduced as is reflected by the narrowing spreads between high yield bonds and investment grade corporates. We particularly like companies in the auto parts industry like Mark IV Industries and Collins & Aikman. The automotive industry is healthy, parts suppliers' cash-flows and earnings are strong, and balance sheets are improving. Also, consolidation within the industry is eliminating competition and reducing the big automakers' ability to squeeze parts suppliers' profit margins.
  The fund's 11% exposure to mortgage securities at April 30, 1997, contributed to positive returns. We successfully took advantage of investors' over-reaction to increased pre-payment risk as interest rates trended lower through the fall and early winter. This turned out to be a double play for us. We locked in higher yields as investors abandoned the mortgage market in the fall, and realized some nice gains as they piled back in when interest rates trended higher from December through March. Our asset-backed securities (approximately 18% of the portfolio), also performed well, principally because we focused not just on collateral, but also on the credit quality of sponsors. Blue chip companies like NationsBank proved largely immune to problems in the credit card industry that hurt sub-prime lenders catering to marginal borrowers.
  Looking ahead, we don't anticipate any substantial changes in the portfolio's current sector allocation. We favor corporates, both investment grade and high yield, mortgage debt, and asset-backed securities over Treasuries, which at the close of the reporting period comprised just 3% of the portfolio's assets.

Sincerely,

/s/ Theodore P. Giuliano

Theodore P. Giuliano
President and Trustee
Neuberger&Berman Income Trust

PERFORMANCE HIGHLIGHTS

                                        SIX MONTH                 AVERAGE ANNUAL TOTAL
                                          PERIOD                       RETURNS(1)
NEUBERGER&BERMAN                          ENDED                   --------------------
INCOME TRUST                            4/30/97(1)    1 YR(1)      5 YR         10 YR
--------------------------------------------------------------------------------------
ULTRA SHORT BOND TRUST(2)                 +2.01%       +5.25%     +4.14%        +5.80%
LIMITED MATURITY BOND TRUST(2)            +2.42%       +6.31%     +5.54%        +7.00%

1) One-year and average annual total returns are for periods ended April 30, 1997. Includes reinvestment of all dividends and other distributions. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.
2) Neuberger&Berman Ultra Short Bond Trust-Registered Trademark- ("Ultra Short") and Neuberger&Berman Limited Maturity Bond Trust-Registered Trademark- ("Limited Maturity") started operating on September 7, 1993 and August 30, 1993, respectively. The Funds have identical investment objectives and policies and invest in the same Portfolios as other funds ("Sister Funds") that have names similar to the Funds. The Sister Funds are also administered by Neuberger&Berman Management Inc.-Registered Trademark- The performance information for the Funds prior to their commencement of operations is for the Sister Funds. Neuberger&Berman Management Inc. voluntarily bears certain operating expenses in excess of .75% of the average daily net assets per annum of Ultra Short and .80% of the average daily net assets per annum of Limited Maturity. These arrangements can be terminated upon 60 days' prior written notice to the appropriate Fund. Absent such arrangements, the total returns would have been less. The total returns for periods prior to the Funds' commencement of operations would have been lower had they reflected the higher expense ratios of the Funds instead of those of the Sister Funds.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger&Berman                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Trust

                                                                                    ULTRA SHORT   LIMITED MATURITY
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                            BOND TRUST       BOND TRUST
                                                                                    ------------------------------
ASSETS
      Investment in corresponding Portfolio, at value (Note A)                        $9,521          $33,153
      Deferred organization costs (Note A)                                                15               14
      Receivable for Trust shares sold                                                    23              239
      Receivable from administrator -- net (Note B)                                        1                2
                                                                                    ------------------------------
                                                                                       9,560           33,408
                                                                                    ------------------------------
LIABILITIES
      Dividends payable                                                                    1               --
      Payable for Trust shares redeemed                                                    2                4
      Accrued expenses                                                                    37               52
                                                                                    ------------------------------
                                                                                          40               56
                                                                                    ------------------------------
NET ASSETS at value                                                                   $9,520          $33,352
                                                                                    ------------------------------

NET ASSETS consist of:
      Par value                                                                       $    1          $     4
      Paid-in capital in excess of par value                                           9,598           33,646
      Accumulated net realized gains (losses) on investment                              (67)               2
      Net unrealized depreciation in value of investment                                 (12)            (300)
                                                                                    ------------------------------
NET ASSETS at value                                                                   $9,520          $33,352
                                                                                    ------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)                                     976            3,526
                                                                                    ------------------------------

NET ASSET VALUE, offering and redemption price
  per share                                                                            $9.75            $9.46
                                                                                    ------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger&Berman             For the Six Months Ended April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Trust

                                                                                    ULTRA SHORT   LIMITED MATURITY
(000'S OMITTED)                                                                     BOND TRUST       BOND TRUST
                                                                                    ------------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio (Note A)                            $252            $1,059
                                                                                    ------------------------------
    Expenses:
      Administration fee (Note B)                                                        20               74
      Amortization of deferred organization and initial offering expenses (Note A)        5                5
      Auditing fees                                                                       2                2
      Custodian fees                                                                      5                5
      Legal fees                                                                         11               12
      Registration and filing fees                                                       17               25
      Shareholder reports                                                                20               28
      Shareholder servicing agent fees                                                    9               11
      Trustees' fees and expenses                                                         1                1
      Miscellaneous                                                                       1                1
      Expenses from corresponding Portfolio
        (Notes A & B)                                                                    16               49
                                                                                    ------------------------------
        Total expenses                                                                  107              213
      Deduct -- expenses reimbursed by administrator (Note B)                           (76)             (94)
                                                                                    ------------------------------
        Total net expenses                                                               31              119
                                                                                    ------------------------------
        Net investment income                                                           221              940
                                                                                    ------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM CORRESPONDING PORTFOLIO
  (NOTE A)
    Net realized loss on investment securities                                          (19)              --
    Net realized gain on financial futures contracts                                     --               47
    Net realized gain on foreign currency transactions                                   --                2
    Change in net unrealized appreciation (depreciation) of investment securities       (34)            (364)
    Change in net unrealized appreciation (depreciation) of financial futures
      contracts                                                                          --               15
                                                                                    ------------------------------
        Net loss on investments from corresponding Portfolio (Note A)                   (53)            (300)
                                                                                    ------------------------------
        Net increase in net assets resulting from operations                           $168            $ 640
                                                                                    ------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Income Trust

                                                                               ULTRA SHORT              LIMITED MATURITY
                                                                               BOND TRUST                  BOND TRUST
                                                                        Six Months                  Six Months
                                                                           Ended         Year          Ended         Year
                                                                         April 30,       Ended       April 30,       Ended
                                                                           1997       October 31,      1997       October 31,
(000'S OMITTED)                                                         (UNAUDITED)      1996       (UNAUDITED)      1996
                                                                        -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                                 $   221       $   336       $   940       $   923
    Net realized gain (loss) on investments from corresponding
      Portfolio (Note A)                                                      (19)          (42)           49           (10)
    Change in net unrealized appreciation (depreciation) of
      investments from corresponding Portfolio (Note A)                       (34)           19          (349)          (58)
                                                                        -----------------------------------------------------
    Net increase in net assets resulting from operations                      168           313           640           855
                                                                        -----------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                    (221)         (336)         (940)         (922)
                                                                        -----------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                                               4,344         8,353        19,512        15,484
    Proceeds from reinvestment of dividends                                   296           335           937           906
    Payments for shares redeemed                                           (1,700)       (3,772)       (8,025)       (7,010)
                                                                        -----------------------------------------------------
    Net increase from Trust share transactions                              2,940         4,916        12,424         9,380
                                                                        -----------------------------------------------------
NET INCREASE IN NET ASSETS                                                  2,887         4,893        12,124         9,313
NET ASSETS:
    Beginning of period                                                     6,633         1,740        21,228        11,915
                                                                        -----------------------------------------------------
    End of period                                                         $ 9,520       $ 6,633       $33,352       $21,228
                                                                        -----------------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                                                                      444           849         2,044         1,629
    Issued on reinvestment of dividends                                        30            34            98            95
    Redeemed                                                                 (174)         (384)         (843)         (737)
                                                                        -----------------------------------------------------
    Net increase in shares outstanding                                        300           499         1,299           987
                                                                        -----------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Ultra Short Bond Trust ("Ultra Short") and Neuberger&Berman Limited Maturity Bond Trust ("Limited Maturity") (collectively, the "Funds") are separate operating series of Neuberger&Berman Income Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 6, 1993. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (11.19% and 12.22% for Ultra Short and Limited Maturity, respectively, at April 30, 1997). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued by Income Managers Trust as indicated in the notes following the Portfolios' Schedule of Investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, each Fund paid no Federal income taxes and no provision for Federal income taxes was required.

4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($29, $6,430, $1,909, and $39,554 expiring in 2001, 2002, 2003, and 2004, respectively, for Ultra Short and $86, $11,896,
   $24,346, and $70,825 expiring in 2001, 2002, 2003, and 2004, respectively, for Limited Maturity, determined as of October 31, 1996), it is the policy of each Fund not to distribute such gains.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by each Fund in connection with its organization are being amortized by each Fund on a straight-line basis over a five-year period. At April 30, 1997, the unamortized balance of such expenses amounted to $14,854 and $14,061 for Ultra Short and Limited Maturity, respectively.
6) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to both Funds are allocated in proportion to the net assets of the Funds, except where a more appropriate allocation of expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of July 12, 1993. Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of .50% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios). The Agreement provides that, if with respect to any fiscal year of each Fund, its total operating expenses plus its pro rata portion of its corresponding

Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") exceed the most restrictive of the expense limitations imposed by securities laws of the states in which such Fund's shares are qualified for sale, the administration fees for that fiscal year will be reduced by the amount of such excess, provided that Management has no obligation to reimburse the Fund for any such expenses that exceed the administration fee. The most restrictive expense limitation applicable during the fiscal year ended October 31, 1996, to which each Fund was subject, was 2 1/2% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets, and 1 1/2% of any additional average daily net assets. As of October 1996, the expense limitations imposed by state securities laws no longer apply.
   Management has voluntarily undertaken to reimburse each Fund for its respective
Operating Expenses which exceed, in the aggregate, .75% per annum for Ultra Short and .80% per annum for Limited Maturity of their respective average daily net assets. Each undertaking is subject to termination by Management upon at least 60 days' prior written notice to the appropriate Fund. For the six months ended April 30, 1997, such excess expenses amounted to $75,884 and $94,147 for Ultra Short and Limited Maturity, respectively.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $8 and $11 for Ultra Short and Limited Maturity, respectively, which is less than .01% of each Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended April 30, 1997, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                  ADDITIONS       REDUCTIONS
-----------------------------------------------------------------------------
ULTRA SHORT                                      $  3,703,243     $1,001,455

LIMITED MATURITY                                   16,928,114      5,738,082

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Ultra Short Bond Trust
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                    Six Months Ended                                  Period from
                                                       April 30,                                  September 7, 1993(1)
                                                          1997           Year Ended October 31,      to October 31,
                                                      (UNAUDITED)        1996     1995     1994           1993
                                                    ------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $9.82           $9.85    $9.79    $9.97         $10.00
                                                    ------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                  .26             .53      .53      .37           .05
    Net Gains or Losses on Securities (both
     realized and unrealized)                             (.07)           (.03)     .06     (.18)         (.03)
                                                    ------------------------------------------------------------------
      Total From Investment Operations                     .19             .50      .59      .19           .02
                                                    ------------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                (.26)           (.53)    (.53)    (.37)         (.05)
                                                    ------------------------------------------------------------------
Net Asset Value, End of Period                           $9.75           $9.82    $9.85    $9.79         $9.97
                                                    ------------------------------------------------------------------
Total Return(2)                                          +2.01%(3)       +5.24%   +6.15%   +1.92%        +0.17%(3)
                                                    ------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)              $ 9.5           $ 6.6    $ 1.7    $ 1.2         $ 0.2
                                                    ------------------------------------------------------------------
    Ratio of Expenses to Average Net Assets(4)             .77%(5)         .76%     .72%     .65%          .65%(5)
                                                    ------------------------------------------------------------------
    Ratio of Net Investment Income to Average Net
     Assets(4)                                            5.46%(5)        5.43%    5.42%    3.86%         2.98%(5)
                                                    ------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Trust
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                       Six Months                                    Period from
                                                    Ended April 30,                               August 30, 1993(1)
                                                          1997           Year Ended October 31,     to October 31,
                                                      (UNAUDITED)        1996     1995     1994          1993
                                                    ----------------------------------------------------------------
Net Asset Value, Beginning of Period                     $9.53           $9.61    $9.43    $9.97        $10.00
                                                    ----------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                  .30             .57      .58      .54          .08
    Net Gains or Losses on Securities (both
     realized and unrealized)                             (.07)           (.08)     .18     (.54)        (.03)
                                                    ----------------------------------------------------------------
      Total From Investment Operations                     .23             .49      .76       --          .05
                                                    ----------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                (.30)           (.57)    (.58)    (.54)        (.08)
                                                    ----------------------------------------------------------------
Net Asset Value, End of Period                           $9.46           $9.53    $9.61    $9.43        $9.97
                                                    ----------------------------------------------------------------
Total Return(2)                                          +2.42%(3)       +5.29%   +8.36%   -0.01%       +0.55%(3)
                                                    ----------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)              $33.4           $21.2    $11.9    $ 6.7        $ 0.1
                                                    ----------------------------------------------------------------
    Ratio of Expenses to Average Net Assets(4)             .80%(5)         .80%     .77%     .70%         .65%(5)
                                                    ----------------------------------------------------------------
    Ratio of Net Investment Income to Average Net
     Assets(4)                                            6.35%(5)        6.06%    6.16%    5.72%        4.99%(5)
                                                    ----------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Trust
1) The date investment operations commenced.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses.
3) Not annualized.
4) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                                                                 Period from
                                Six Months Ended           Year Ended         September 7, 1993
                                   April 30,               October 31,         to October 31,
ULTRA SHORT                           1997           1996     1995     1994         1993
-----------------------------------------------------------------------------------------------
Expenses                             2.64%           2.50%    2.50%    2.50%        2.50%
                                ---------------------------------------------------------------
Net Investment Income                3.59%           3.69%    3.64%    2.01%        1.13%
                                ---------------------------------------------------------------

                                                                                 Period from
                                Six Months Ended           Year Ended          August 30, 1993
                                   April 30,               October 31,         to October 31,
LIMITED MATURITY                      1997           1996     1995     1994         1993
-----------------------------------------------------------------------------------------------
Expenses                             1.44%           1.91%    2.18%    2.50%        2.50%
                                ---------------------------------------------------------------
Net Investment Income                5.71%           4.95%    4.75%    3.92%        3.14%
                                ---------------------------------------------------------------

5) Annualized.

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Ultra Short Bond Portfolio

   Principal
    Amount                                                                 Rating            Value(1)
(000's omitted)                                                      Moody's      S&P     (000's omitted)
---------------                                                     ---------  ---------  ---------------
                U.S. TREASURY SECURITIES (31.6%)
    $  375      U.S. Treasury Notes, 6.25%, due 7/31/98               TSY         TSY         $   376
     5,000      U.S. Treasury Notes, 6.00%, due 9/30/98               TSY         TSY           4,994
     6,000      U.S. Treasury Notes, 6.875%, due 8/31/99              TSY         TSY           6,067
     4,430      U.S. Treasury Notes, 5.875%, due 11/15/99             TSY         TSY           4,377
     1,785      U.S. Treasury Notes, 5.875%, due 2/15/00              TSY         TSY           1,760
     9,220      U.S. Treasury Notes, 6.75%, due 4/30/00               TSY         TSY           9,294
                                                                                              -------
                TOTAL U.S. TREASURY SECURITIES (COST $26,875)                                  26,868
                                                                                              -------
                U.S. GOVERNMENT AGENCY SECURITIES (2.4%)
     1,275      Federal Home Loan Bank, Discount Notes, 5.25%, due
                5/1/97                                                AGY         AGY           1,275
       250      Federal Home Loan Bank, Variable Rate Notes,
                4.559%, due 1/29/98                                   AGY         AGY             248
       500      Federal Home Loan Bank, Variable Rate Notes,
                4.584%, due 2/25/98                                   AGY         AGY             495
                                                                                              -------
                TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                (COST $2,022)                                                                   2,018
                                                                                              -------
                MORTGAGE-BACKED SECURITIES (17.8%)
FEDERAL HOME LOAN MORTGAGE CORP.
       580      REMIC Floating Rate CMO, Ser. 1270-F, 6.10%, due
                5/15/97                                               AGY         AGY             580
        29      Mortgage Participation Certificates, 11.50%, due
                2/1/00 & 5/1/00                                       AGY         AGY              31
     3,448      Gold Balloon Mortgage Participation Certificates,
                6.50%, due 9/1/98-11/1/00                             AGY         AGY           3,416
        75      Mortgage Participation Certificates, 10.50%, due
                6/1/00-11/1/00                                        AGY         AGY              79
     1,578      Gold Balloon Mortgage Participation Certificates,
                7.50%, due 11/1/01                                    AGY         AGY           1,595
     FANNIE MAE
     2,398      Balloon Pass-Through Certificates, 7.00%, due
                8/1/03                                                AGY         AGY           2,393
     2,288      Pass-Through Certificates, 7.50%, due 7/1/11          AGY         AGY           2,304

                                                      April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

   Principal
    Amount                                                                 Rating            Value(1)
(000's omitted)                                                      Moody's      S&P     (000's omitted)
---------------                                                     ---------  ---------  ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    $2,435      Pass-Through Certificates, 7.50%, due
                10/15/09-10/15/10                                     AGY         AGY         $ 2,462
     2,284      Pass-Through Certificates, 7.00%, due 4/15/11         AGY         AGY           2,272
                                                                                              -------
                TOTAL MORTGAGE-BACKED SECURITIES
                (COST $15,219)                                                                 15,132
                                                                                              -------
                ASSET-BACKED SECURITIES (19.1%)
     1,000      Capita Equipment Receivables Trust, Ser. 1996-1,
                Class A-2, 5.95%, due 7/15/98                         Aaa         AAA             999
       211      Daimler-Benz Auto Grantor Trust, Ser. 1993-A,
                Class A, 3.90%, due 10/15/98                          Aaa         AAA             211
        40      USAA Auto Loan Grantor Trust, Automobile Loan
                Pass-Through Certificates, Ser. 1993-1, 3.90%, due
                3/15/99                                               Aaa         AAA              40
     3,000      Premier Auto Trust, Ser. 1995-3, Class A-4, 6.10%,
                due 7/6/99                                            Aaa         AAA           2,998
     1,600      Chase Manhattan Grantor Trust, Automobile Loan
                Pass-Through Certificates, Ser. 1997-A, 5.95%, due
                10/15/99                                                          AAA           1,596
       770      Premier Auto Trust, Ser. 1997-1, Class A-2, 5.90%,
                due 4/6/00                                            Aaa         AAA             769
     1,084      Ford Credit Grantor Trust, Ser. 1995-A, Class A,
                5.90%, due 5/15/00                                    Aaa         AAA           1,085
       359      Caterpillar Financial Asset Trust, Ser. 1995-A,
                Class A-2, 6.10%, due 8/25/01                         Aaa         AAA             359
     1,707      Chase Manhattan Grantor Trust, Automobile Loan
                Pass-Through Certificates, Ser. 1995-A, 6.00%, due
                9/17/01                                               Aaa         AAA           1,702
     2,733      Banc One Auto Grantor Trust, Ser. 1996-B, Class A,
                6.55%, due 2/15/03                                    Aaa         AAA           2,745
     3,756      Case Equipment Loan Trust, Ser. 1996-B, Class A-2,
                6.25%, due 9/15/03                                    Aaa         AAA           3,767
                                                                                              -------
                TOTAL ASSET-BACKED SECURITIES (COST $16,252)                                   16,271
                                                                                              -------

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          Ultra Short Bond Portfolio (Cont'd)

   Principal
    Amount                                                                 Rating            Value(1)
(000's omitted)                                                      Moody's      S&P     (000's omitted)
---------------                                                     ---------  ---------  ---------------
                BANKS & FINANCIAL INSTITUTIONS (17.7%)
    $3,000      Societe Generale, Yankee C.D., 5.77%, due 5/15/97     P-1        A-1+         $ 3,000
     3,000      J.P. Morgan & Co. Inc., Domestic C.D., 5.73%, due
                8/12/97                                               P-1        A-1+           2,999
     2,100      Lehman Brothers Holdings Inc., Senior Notes,
                5.75%, due 2/15/98                                    Baa1         A            2,092
     3,500      Merrill Lynch & Co., Inc., Medium-Term Notes, Ser.
                B, 6.64%, due 4/9/99                                  Aa3         AA-           3,508
     3,500      Associates Corp. of North America, Senior Notes,
                6.375%, due 8/15/99                                   Aa3         AA-           3,480
                                                                                              -------
                TOTAL BANKS & FINANCIAL INSTITUTIONS
                (COST $15,074)                                                                 15,079
                                                                                              -------
                CORPORATE DEBT SECURITIES (5.7%)
     4,000      du Pont (E.I.) de Nemours & Co., Medium-Term
                Notes, Ser. F, 6.04%, due 12/16/97                    Aa2         AA            4,004
       900      Ford Motor Credit Co., Global Bonds, 6.50%, due
                2/28/02                                                A1         A+              882
                                                                                              -------
                TOTAL CORPORATE DEBT SECURITIES (COST $4,899)                                   4,886
                                                                                              -------
                CORPORATE COMMERCIAL PAPER (4.7%)
     4,000      General Electric Capital Corp., 5.32%, due 5/16/97
                (COST $3,999)                                         P-1        A-1+           3,999(2)
                                                                                              -------
                TOTAL INVESTMENTS (99.0%) (COST $84,340)                                       84,253(3)
                Cash, receivables and other assets, less
                liabilities (1.0%)                                                                863
                                                                                              -------
                TOTAL NET ASSETS (100.0%)                                                     $85,116
                                                                                              -------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

   Principal
    Amount                                                                 Rating            Value(1)
(000's omitted)                                                      Moody's      S&P     (000's omitted)
---------------                                                     ---------  ---------  ---------------
                U.S. TREASURY SECURITIES (3.3%)
    $   35      U.S. Treasury Notes, 6.75%, due 5/31/97                TSY        TSY        $     35
        40      U.S. Treasury Notes, 7.375%, due 11/15/97              TSY        TSY              40
     1,130      U.S. Treasury Notes, 6.50%, due 4/30/99                TSY        TSY           1,135
     2,105      U.S. Treasury Notes, 6.375%, due 5/15/99               TSY        TSY           2,108
     1,315      U.S. Treasury Notes, 6.00%, due 8/15/99                TSY        TSY           1,305
     1,000      U.S. Treasury Notes, 6.75%, due 4/30/00                TSY        TSY           1,008
       640      U.S. Treasury Notes, 6.25%, due 5/31/00                TSY        TSY             637
     2,609      U.S. Treasury Inflation-Indexed Notes, 3.375%, due
                1/15/07                                                TSY        TSY           2,566
                                                                                          ---------------
                TOTAL U.S. TREASURY SECURITIES (COST $8,924)                                    8,834
                                                                                          ---------------
                MORTGAGE-BACKED SECURITIES (10.9%)
FEDERAL HOME LOAN MORTGAGE CORP.
       145      Mortgage Participation Certificates, 10.50%, due
                10/1/00 & 12/1/00                                      AGY        AGY             153
       512      Mortgage Participation Certificates, 8.50%, due
                10/1/01                                                AGY        AGY             523
       393      ARM Certificates, 7.00%, due 1/1/17 & 2/1/17           AGY        AGY             396
       681      ARM Certificates, 7.125%, due 3/1/17                   AGY        AGY             687
FANNIE MAE
       210      Balloon Pass-Through Certificates, 9.00%, due
                8/1/97-8/1/98                                          AGY        AGY             215
       291      Balloon Pass-Through Certificates, 8.50%, due
                9/1/97-11/1/98                                         AGY        AGY             298
       536      REMIC Floating Rate CMO, Ser. 1992-59F, 6.11875%,
                due 8/25/06                                            AGY        AGY             537
     8,391      Pass-Through Certificates, 7.00%, due 9/1/03 &
                6/1/11                                                 AGY        AGY           8,376
     5,760      Pass-Through Certificates, 7.50%, due 9/1/11           AGY        AGY           5,803
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       158      Pass-Through Certificates, 12.00%, due
                5/15/12-3/15/15                                        AGY        AGY             180
     4,193      Pass-Through Certificates, 10.00%, due
                9/15/15-6/15/20                                        AGY        AGY           4,599

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                 Rating            Value(1)
(000's omitted)                                                      Moody's      S&P     (000's omitted)
---------------                                                     ---------  ---------  ---------------
    $1,230      Pass-Through Certificates, 9.50%, due
                8/15/09-4/15/22                                        AGY        AGY        $  1,324
     6,843      Pass-Through Certificates, 7.00%, due 1/15/27          AGY        AGY           6,619
                                                                                          ---------------
                TOTAL MORTGAGE-BACKED SECURITIES
                (COST $29,562)                                                                 29,710
                                                                                          ---------------
                ASSET-BACKED SECURITIES (18.3%)
     6,300      Capita Equipment Receivables Trust, Ser. 1996-1,
                Class A-3, 6.11%, due 7/15/99                          Aaa        AAA           6,288
     3,820      Chase Manhattan Auto Owner Trust, Ser. 1996-C,
                Class A-3, 5.95%, due 11/15/00                         Aaa        AAA           3,781
     3,811      Navistar Financial Owner Trust, Ser. 1996-A, Class
                A-2, 6.35%, due 11/15/02                               Aaa        AAA           3,810
     4,634      Banc One Auto Grantor Trust, Ser. 1996-B, Class A,
                6.55%, due 2/15/03                                     Aaa        AAA           4,654
     6,500      Ford Credit Auto Loan Master Trust, Auto Loan
                Certificates, Ser. 1996-1, 5.50%, due 2/15/03          Aaa        AAA           6,224
     7,000      NationsBank Credit Card Master Trust, Ser. 1995-1,
                Class A, 6.45%, due 4/15/03                            Aaa        AAA           6,976
     2,590      Navistar Financial Owner Trust, Ser. 1996-B, Class
                A-3, 6.33%, due 4/21/03                                Aaa        AAA           2,582
     5,330      World Omni Automobile Lease Securitization Trust,
                Ser. 1997-A, Class A-3, 6.85%, due 6/25/03             Aaa        AAA           5,361
     4,762      Chevy Chase Auto Receivables Trust, Ser. 1996-2,
                Class A, 5.90%, due 7/15/03                            Aaa        AAA           4,711
     5,000      Standard Credit Card Master Trust I, Credit Card
                Participation Certificates, Ser. 1994-4, Class A,
                8.25%, due 11/7/03                                     Aaa        AAA           5,262
                                                                                          ---------------
                TOTAL ASSET-BACKED SECURITIES (COST $50,201)                                   49,649
                                                                                          ---------------
                BANKS & FINANCIAL INSTITUTIONS (17.0%)
     6,400      Alco Capital Resource, Inc., Medium-Term Notes,
                Ser. B, 5.46%, due 2/22/99                             A3         A-            6,274
     5,180      CIT Group Holdings, Inc., Medium-Term Notes,
                6.25%, due 10/25/99                                    Aa3        A+            5,141

                                                      April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                 Rating            Value(1)
(000's omitted)                                                      Moody's      S&P     (000's omitted)
---------------                                                     ---------  ---------  ---------------
    $3,940      First National Bank of Commerce, Senior Bank
                Notes, 6.50%, due 1/14/00                              A2         A-         $  3,911
     5,000      Smith Barney Holdings Inc., Notes, 7.00%, due
                5/15/00                                                A2          A            5,021
     5,000      Lehman Brothers Holdings Inc., Medium-Term Notes,
                Ser. E, 6.89%, due 10/10/00                           Baa1         A            4,965
     8,000      First USA Bank, Medium-Term Deposit Notes, 6.375%,
                due 10/23/00                                          Baa2       BBB-           7,863
     1,725      Lehman Brothers Holdings Inc., Medium-Term Notes,
                Ser. E, 6.65%, due 11/8/00                            Baa1         A            1,700
     6,600      Capital One Bank, Bank Notes, 5.95%, due 2/15/01      Baa3       BBB-           6,303
     5,150      Goldman Sachs Group, L.P., Global Notes, 6.75%,
                due 2/15/06                                            A1         A+            4,914(4)
                                                                                          ---------------
                TOTAL BANKS & FINANCIAL INSTITUTIONS
                (COST $47,022)                                                                 46,092
                                                                                          ---------------
                CORPORATE DEBT SECURITIES (49.4%)
     9,000      P. H. Glatfelter Co., Notes, 5.875%, due 3/1/98       Baa2       BBB+           8,967
     2,780      Colonial Gas Co., Medium-Term Notes, Ser. A,
                6.20%, due 3/18/98                                    Baa1        A-            2,778
     3,000      Ford Motor Credit Co., Medium-Term Notes, 9.10%,
                due 5/4/98                                             A1         A+            3,088
     1,900      American Standard Inc., Senior Notes, 10.875%, due
                5/15/99                                                Ba3        BB-           2,028
     7,000      Lockheed Martin Corp., Notes, 6.55%, due 5/15/99       A3        BBB+           6,996
     4,800      NWCG Holdings Corp., Notes, Zero-Coupon, Yielding
                7.05%, due 6/15/99                                     Ba2       BBB-           4,110
     2,710      Arkla, Inc., Notes, 8.875%, due 7/15/99               Baa3        BBB           2,821
       700      Caterpillar Finance, Medium-Term Notes, Ser. E,
                6.11%, due 7/15/99                                     A2          A              693
       990      Hoechst Celanese Corp., Notes, 9.625%, due 9/1/99      A2         A+            1,000
     5,000      Xerox Credit Corp., Medium-Term Notes, Ser. D,
                6.84%, due 6/1/00                                      A2          A            5,019
     5,400      Comdisco, Inc., Notes, 6.50%, due 6/15/00             Baa1       BBB+           5,394

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                 Rating            Value(1)
(000's omitted)                                                      Moody's      S&P     (000's omitted)
---------------                                                     ---------  ---------  ---------------
    $  455      ADT Operations, Inc., Senior Notes, 8.25%, due
                8/1/00                                                 Ba1       BBB-        $    469
     4,550      Arvin Industries, Inc., Notes, 10.00%, due 8/1/00      Ba1       BBB-           4,825
     2,000      Ford Motor Credit Co., Medium-Term Notes, 6.84%,
                due 8/16/00                                            A1         A+            2,001
     2,510      Chesapeake Corp., Notes, 10.375%, due 10/1/00         Baa3        BBB           2,756
     1,730      BHP Finance (USA) Limited, Guaranteed Notes,
                5.625%, due 11/1/00                                    A2          A            1,666
       500      Congoleum Corp., Senior Notes, 9.00%, due 2/1/01       B1         BB-             498
     5,200      General Motors Acceptance Corp., Medium-Term
                Notes, 8.125%, due 3/1/01                              A3         A-            5,391
     1,770      Revlon Worldwide Corp., Notes, Zero-Coupon,
                Yielding 10.75%, due 3/15/01                           B3         B-            1,164(4)
     2,290      Colonial Realty Limited Partnership, Senior Notes,
                7.50%, due 7/15/01                                    Baa3       BBB-           2,286
     4,160      Tyco International Ltd., Notes, 6.50%, due 11/1/01    Baa2       BBB+           4,062
     2,965      ICI Wilmington Inc., Guaranteed Notes, 7.50%, due
                1/15/02                                                A2         A+            3,025
     2,835      Black & Decker Corp., Medium-Term Notes, Ser. A,
                8.90%, due 1/21/02                                    Baa3       BBB-           3,030
     3,780      Federated Department Stores, Inc., Senior Notes,
                8.125%, due 10/15/02                                   Ba1        BB-           3,870
     2,830      Viacom, Senior Notes, 6.75%, due 1/15/03             Ba2(5)     BB+(5)          2,661
     1,000      Safeway Inc., Medium-Term Notes, 8.57%, due 4/1/03    Baa1        BBB           1,052
     2,700      ADT Operations, Inc., Senior Subordinated Notes,
                9.25%, due 8/1/03                                      Ba3        BB+           2,855
       500      Sweetheart Cup, Inc., Senior Subordinated Notes,
                10.50%, due 9/1/03                                     B3         B-              508
     4,920      Owens-Illinois, Inc., Senior Debentures, 11.00%,
                due 12/1/03                                          Ba1(6)     BB+(6)          5,486
     4,200      Stewart Enterprises, Inc., Notes, 6.70%, due
                12/1/03                                               Baa3        BBB           4,066
     4,675      Duty Free International, Inc., Notes, 7.00%, due
                1/15/04                                                Ba1       BBB-           4,387

                                                      April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                 Rating            Value(1)
(000's omitted)                                                      Moody's      S&P     (000's omitted)
---------------                                                     ---------  ---------  ---------------
    $2,125      Triton Energy Limited, Senior Notes, 9.25%, due
                4/15/05                                                Ba2        BB         $  2,168
       360      TLC Beatrice International Holdings, Senior
                Secured Notes, 11.50%, due 10/1/05                     B1         BB-             396
     1,535      Mark IV Industries, Inc., Senior Subordinated
                Notes, 7.75%, due 4/1/06                               Ba3        BB+           1,454
       350      Collins & Aikman Products Co., Senior Subordinated
                Notes, 11.50%, due 4/15/06                             B3          B              385
       400      Printpack, Inc., Senior Subordinated Notes, Ser.
                B, 10.625%, due 8/15/06                                B3         B+              415
     2,825      Time Warner Inc., Notes, 8.11%, due 8/15/06            Ba1       BBB-           2,876
       400      Commonwealth Aluminum Corp., Senior Subordinated
                Notes, 10.75%, due 10/1/06                             B2         B-              413
       415      Evenflo & Spalding Holdings Corp., Senior
                Subordinated Notes, Ser. B, 10.375%, due 10/1/06       B3         B-              427
     2,235      International Home Foods, Inc., Senior
                Subordinated Notes, 10.375%, due 11/1/06               B2         B-            2,274
       500      Motors and Gears, Inc., Senior Notes, Ser. A,
                10.75%, due 11/15/06                                   B3         BB-             497(4)
       260      Allied Waste North America, Inc., Senior
                Subordinated Notes, 10.25%, due 12/1/06                B3         B+              273(4)
       635      Fresenius Medical Care Capital Trust, Preferred
                Securities, 9.00%, due 12/1/06                         Ba3        B+              630
       680      Newport News Shipbuilding Inc., Senior
                Subordinated Notes, 9.25%, due 12/1/06                 B1         B+              690
       857      AMTROL Inc., Senior Subordinated Notes, 10.625%,
                due 12/31/06                                           B3         B-              881
     2,200      Tenet Healthcare Corp., Senior Subordinated Notes,
                8.625%, due 1/15/07                                    Ba3        B+            2,179
       820      Pen-Tab Industries, Inc., Senior Subordinated
                Notes, 10.875%, due 2/1/07                             B3         B-              820(4)
       180      Fonda Group, Inc., Senior Subordinated Notes,
                9.50%, due 3/1/07                                      B3         B-              171(4)

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                 Rating            Value(1)
(000's omitted)                                                      Moody's      S&P     (000's omitted)
---------------                                                     ---------  ---------  ---------------
    $  180      GFSI Inc., Senior Subordinated Notes, 9.625%, due
                3/1/07                                                 B3         B-         $    178(4)
       120      Tekni-Plex, Inc., Senior Subordinated Notes,
                11.25%, due 4/1/07                                     B3         B-              124(4)
     3,050      Comcast Cablevision, Notes, 8.375%, due 5/1/07         Ba1       BBB-           3,071(4)
     7,290      Tenneco Inc., Debentures, 10.20%, due 3/15/08         Baa1        BBB           8,721
       725      Buckeye Cellulose Corp., Senior Subordinated
                Notes, 9.25%, due 9/15/08                              Ba3        BB-             736
       360      KinderCare Learning Centers, Inc., Senior
                Subordinated Notes, 9.50%, due 2/15/09                 B3         B-              341(4)
     5,165      News America Holdings, Notes, 8.00%, due 10/17/16     Baa3        BBB           4,935
                                                                                          ---------------
                TOTAL CORPORATE DEBT SECURITIES (COST $135,202)                               134,007
                                                                                          ---------------
                TOTAL INVESTMENTS (98.9%) (COST $270,911)                                     268,292(3)
                Cash, receivables and other assets, less
                liabilities (1.1%)                                                              3,044
                                                                                          ---------------
                TOTAL NET ASSETS (100.0%)                                                    $271,336
                                                                                          ---------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust
1) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method that the trustees of Income Managers Trust believe accurately reflects fair value. Short-term investments with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) At cost, which approximates market value.
3) At April 30, 1997, selected Portfolio information on a Federal income tax basis was as follows:

                                                                     GROSS          GROSS            NET
                                                                   UNREALIZED    UNREALIZED      UNREALIZED
                                                     COST          APPRECIATION  DEPRECIATION    DEPRECIATION
------------------------------------------------------------------------------------------------------------
ULTRA SHORT BOND PORTFOLIO                       $  84,340,000     $128,000      $  215,000      $   87,000
LIMITED MATURITY BOND PORTFOLIO                    270,912,000      937,000       3,557,000       2,620,000

4) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At April 30, 1997, these securities amounted to $11,553,000 or 4.3% of Neuberger&Berman Limited Maturity Bond Portfolio's net assets.
5) Rated BBB- by Fitch Investors Services, Inc.
6) Rated BBB- by Duff & Phelps Credit Rating Co.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
                                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                                                     ULTRA SHORT        LIMITED MATURITY
                                                                                         BOND                 BOND
(000'S OMITTED)                                                                       PORTFOLIO            PORTFOLIO
                                                                                    -------------------------------------
ASSETS
      Investments in securities, at market value*
        (Note A) -- see Schedule of Investments                                     $      84,253      $         268,292
      Cash                                                                                      3                     12
      Deferred organization costs (Note A)                                                      2                      6
      Interest receivable                                                                     897                  3,837
      Prepaid expenses and other assets                                                         3                     13
      Receivable for securities sold                                                            6                 10,888
                                                                                    -------------------------------------
                                                                                           85,164                283,048
                                                                                    -------------------------------------
LIABILITIES
      Payable for securities purchased                                                         --                 11,390
      Payable for variation margin (Note A)                                                    --                    222
      Payable to investment manager (Note B)                                                   18                     56
      Accrued expenses                                                                         30                     44
                                                                                    -------------------------------------
                                                                                               48                 11,712
                                                                                    -------------------------------------
NET ASSETS Applicable to Investors' Beneficial Interests                            $      85,116      $         271,336
                                                                                    -------------------------------------

NET ASSETS consist of:
      Paid-in capital                                                               $      85,203      $         274,318
      Net unrealized depreciation in value of investment securities and financial
        futures contracts                                                                     (87)                (2,982)
                                                                                    -------------------------------------
NET ASSETS                                                                          $      85,116      $         271,336
                                                                                    -------------------------------------
*Cost of investments                                                                $      84,340      $         270,911
                                                                                    -------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
                             For the Six Months Ended April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                                                    ULTRA SHORT       LIMITED MATURITY
                                                                                        BOND                BOND
(000'S OMITTED)                                                                      PORTFOLIO           PORTFOLIO
                                                                                    -----------------------------------
INVESTMENT INCOME
    Interest income                                                                 $     2,771      $           9,526
                                                                                    -----------------------------------
    Expenses:
      Investment management fee (Note B)                                                    112                    335
      Accounting fees                                                                         5                      5
      Amortization of deferred organization and initial offering expenses (Note A)            1                      3
      Auditing fees                                                                          11                     12
      Custodian fees (Note B)                                                                32                     66
      Insurance expense                                                                       1                      3
      Legal fees                                                                             11                      7
      Trustees' fees and expenses                                                             5                     11
                                                                                    -----------------------------------
        Total expenses                                                                      178                    442
                                                                                    -----------------------------------
        Net investment income                                                             2,593                  9,084
                                                                                    -----------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities sold                                        (167)                   (50)
    Net realized loss on financial futures contracts (Note A)                                --                    (87)
    Net realized gain on foreign currency transactions (Note A)                              --                     17
    Change in net unrealized appreciation (depreciation) of investment securities
      and foreign currency contracts                                                       (446)                (2,427)
    Change in net unrealized depreciation of financial futures contracts (Note A)            --                    443
                                                                                    -----------------------------------
        Net loss on investments                                                            (613)                (2,104)
                                                                                    -----------------------------------
        Net increase in net assets resulting from operations                        $     1,980      $           6,980
                                                                                    -----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                                       ULTRA SHORT                  LIMITED MATURITY
                                                                     BOND PORTFOLIO                  BOND PORTFOLIO
                                                               Six Months                      Six Months
                                                                  Ended           Year            Ended           Year
                                                                April 30,         Ended         April 30,         Ended
                                                                  1997         October 31,        1997         October 31,
(000'S OMITTED)                                                (UNAUDITED)        1996         (UNAUDITED)        1996
                                                              -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                     $      2,593    $      5,817    $      9,084    $     19,386
    Net realized loss on investments                                  (167)           (592)           (120)           (992)
    Change in net unrealized appreciation (depreciation) of
      investments                                                     (446)            172          (1,984)         (1,726)
                                                              -------------------------------------------------------------
    Net increase in net assets resulting from operations             1,980           5,397           6,980          16,668
                                                              -------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Additions                                                        8,003          20,518          32,007          45,924
    Reductions                                                     (20,930)        (31,918)        (34,960)       (114,929)
                                                              -------------------------------------------------------------
    Net decrease in net assets resulting from transactions
      in investors' beneficial interests                           (12,927)        (11,400)         (2,953)        (69,005)
                                                              -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                              (10,947)         (6,003)          4,027         (52,337)
NET ASSETS:
    Beginning of period                                             96,063         102,066         267,309         319,646
                                                              -------------------------------------------------------------
    End of period                                             $     85,116    $     96,063    $    271,336    $    267,309
                                                              -------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                      April 30, 1997 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Ultra Short Bond Portfolio ("Ultra Short") and Neuberger&Berman Limited Maturity Bond Portfolio ("Limited Maturity") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("Management"), whose financial statements are not presented herein, also invest in these and other Portfolios of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) FORWARD FOREIGN CURRENCY CONTRACTS: Limited Maturity may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, or to increase or decrease its exposure to a currency other than U.S. dollars. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio is determined using forward foreign currency exchange rates supplied by an independent pricing service.

5) FINANCIAL FUTURES CONTRACTS: Ultra Short and Limited Maturity may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates. At the time a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid debt obligations, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolio as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, a Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken by a Portfolio may cause that Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolio. Also, a Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income.
      During the six months ended April 30, 1997, Ultra Short did not enter into financial futures contracts. At April 30, 1997, open positions in financial futures contracts for Limited Maturity were as follows:

                                                                                UNREALIZED
    EXPIRATION                 OPEN CONTRACTS                    POSITION      DEPRECIATION
    ----------------------------------------------------------------------------------------
     June 1997  79 U.S. Treasury Notes, 2 Year                      Short      $     56,860
     June 1997  205 U.S. Treasury Notes, 5 Year                     Short            85,563
     June 1997  380 U.S. Treasury Notes, 10 Year                    Short           220,375
     June 1997  24 U.S. Treasury Bonds, 20 Year                     Short               750

      At April 30, 1997, Limited Maturity had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:

    PRINCIPAL
    AMOUNT                                            SECURITY
    ---------------------------------------------------------------------------
    $643,375                         U.S. Treasury Notes, 6.375%, due 5/15/99
     243,250                         U.S. Treasury Notes, 6.75%, due 4/30/00

6) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
7) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
8) ORGANIZATION EXPENSES: Expenses incurred by each Portfolio in connection with its organization are being amortized by each Portfolio on a straight-line basis over a five-year period. At April 30, 1997, the unamortized balance of such expenses amounted to $2,236 and $6,203 for Ultra Short and Limited Maturity, respectively.
9) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to both Portfolios are allocated in proportion to the net assets of the Portfolios, except where a more appropriate allocation of expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of .25% of the first $500 million of that Portfolio's average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Neuberger is retained by

Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $78 and $106 for Ultra Short and Limited Maturity, respectively, which is less than .01% of each Portfolio's average daily net assets.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended April 30, 1997, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) as follows:

                                                  PURCHASES           SALES
-------------------------------------------------------------------------------
ULTRA SHORT                                      $ 46,603,259     $  50,776,990
LIMITED MATURITY                                   98,737,558       102,170,085

   During the six months ended April 30, 1997, Limited Maturity entered into various contracts to deliver currencies at specified future dates. There were no open positions in these contracts at April 30, 1997.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Portfolio without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
          Income Managers Trust

                                           ULTRA SHORT                                         LIMITED MATURITY
                                         BOND PORTFOLIO                                         BOND PORTFOLIO
                       Six Months                            Period from     Six Months                             Period from
                          Ended                                July 2,          Ended                                 July 2,
                        April 30,     Year Ended October       1993(1)        April 30,                               1993(1)
                          1997                31,           to October 31,      1997       Year Ended October 31,  to October 31,
                       (UNAUDITED)   1996    1995    1994        1993        (UNAUDITED)    1996    1995    1994        1993
                       ----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
  Expenses                  .40%(2)    .39%    .40%    .38%        .40%(2)        .33%(2)     .33%    .33%    .34%        .33%(2)
                       ----------------------------------------------------------------------------------------------------------
  Net Investment
   Income                  5.80%(2)   5.77%   5.67%   3.98%       4.00%(2)       6.78%(2)    6.45%   6.55%   5.86%       5.53%(2)
                       ----------------------------------------------------------------------------------------------------------
Portfolio Turnover
 Rate                        59%       173%    148%     94%         46%            37%        169%     88%    102%         71%
                       ----------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (in millions)     $85.1      $96.1  $102.1  $102.0      $104.3         $271.3      $267.3  $319.6  $316.1      $357.9
                       ----------------------------------------------------------------------------------------------------------

1) The date investment operations commenced.

2) Annualized.

DIRECTORY

INVESTMENT MANAGER,
ADMINISTRATOR AND DISTRIBUTOR
Neuberger&Berman Management
Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Theodore P. Giuliano
 PRESIDENT AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

Neuberger&Berman Management Inc., Neuberger&Berman Ultra Short Bond Trust, and Neuberger&Berman Limited Maturity Bond Trust are registered service marks of Neuberger&Berman Management Inc.
-C- 1997 Neuberger&Berman Management Inc.

NEUBERGER&BERMAN MANAGEMENT INC. -Registered Trademark-

       605 THIRD AVENUE  2ND FLOOR
       NEW YORK, NY 10158-0180
       SHAREHOLDER SERVICES
       800.877.9700
       INSTITUTIONAL SERVICES
       800.366.6264
       WWW.NBFUNDS.COM





       Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

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